FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments
Schedule of financial assets and liabilities by level within the fair value hierarchy

At December 31, 2025, the carrying values and fair values of our financial instruments by category were as follows:

			Fair value
		Carrying
	Classification	value	Level 1	Level 2	Level 3
Financial assets
Cash	Amortized cost	$420,776	—	—	—
Accounts receivable	FVPTL	6,251	58	6,193	—
Restricted cash	Amortized cost	2,305	—	—	—
Derivative assets	FVTPL	32,000	—	32,000	—

Financial liabilities
Trade payables and accrued liabilities	Amortized cost	101,618	—	—	—
Credit facility (note 15(a))	Amortized cost	184,144	—	185,000	—
Convertible notes	Amortized cost	171,591	—	175,000	—
Derivative liabilities (note 13)	FVTPL	200,137	—	200,137	—

At December 31, 2024, the carrying values and fair values of our financial instruments by category were as follows:

			Fair value
		Carrying
	Classification	value	Level 1	Level 2	Level 3
Financial assets
Cash	Amortized cost	$160,849	—	—	—
Accounts receivable	Amortized cost	65	—	—	—
Restricted cash	Amortized cost	763	—	—	—
Derivative assets	FVTPL	3,387	—	3,387	—

Financial liabilities
Trade payables and accrued liabilities	Amortized cost	21,608
Derivative liabilities	FVTPL	249	—	249	—

Liquidity risk
Financial Instruments
Schedule of risk management

At December 31, 2025, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade payables and accrued liabilities	$101,618	$—	$—	$—	$101,618
Lease obligations	1,536	3,835	5,843	449	11,663
Credit facility	8,153	24,111	174,327	—	206,591
Convertible notes	2,219	6,781	27,000	201,455	237,455
Derivative liabilities	—	181,877	18,260	—	200,137
	$113,526	$216,604	$225,430	$201,904	$757,464

At December 31, 2024, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade payables and accrued liabilities	$21,608	$—	$—	$—	$21,608
Lease obligations	251	742	1,442	—	2,435
Derivative liabilities	—	—	—	249	249
	$21,859	$742	$1,442	$249	$24,292

Commodity price risk
Financial Instruments
Schedule of impact on income before tax for changes in commodity prices on revenue and the fair value of derivative instruments

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Increase in revenue	$105,788	$34,392
Increase in fair value adjustments loss on financial instruments	—	(35,915)
	$105,788	$(1,523)

Currency risk
Financial Instruments
Schedule of risk management	Our financial instruments were denominated in the following currencies as at December 31, 2025:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$59,228	$376,998	$10,164
Accounts receivable	4,516	6,557	2,145
Restricted funds	2,121	509	—
Derivative assets	—	32,000	—
Trade payables	(58,957)	(6,973)	(197,888)
Accrued liabilities	(53,035)	(4,976)	(39,355)
Derivative liabilities	—	(200,137)	—
Credit facility	—	(184,144)	—
Convertible notes	—	(171,591)	—
Lease obligations	(12,689)	(248)	(18,220)
Total foreign currency	(58,816)	(152,005)	(243,154)
Exchange rate	1.3706	1.0000	17.9667
Equivalent US dollars	$(42,912)	$(152,005)	$(13,534)

Our financial instruments were denominated in the following currencies as at December 31, 2024:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$18,669	$147,529	$6,990
Accounts receivable	94	108	778
Restricted funds	25	746	—
Derivative assets	—	3,387	—
Trade payables	(3,882)	(9,994)	(126,241)
Accrued liabilities	(477)	(693)	(36,806)
Derivative liabilities	—	(249)	—
Lease obligations	(741)	(375)	(26,130)
Total foreign currency	13,688	140,459	(181,409)
Exchange rate	1.4388	1.0000	20.2683
Equivalent US dollars	$9,513	$140,459	$(8,950)